Note 10 - Leases	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note 10 –	Leases

Our operating leases consist primarily of facility leases for our operations in Warrington, Pennsylvania and Taipei, Taiwan.

We maintain our corporate headquarters and operations in Warrington, Pennsylvania, with a remaining non-cancelable term of approximately three
years.  The facility serves as the main operating facility for drug and device development, regulatory, analytical technical services, research and development, and administration. We also maintain offices in Taipei, Taiwan, the former headquarters of CVie Therapeutics, where we perform certain manufacturing development and preclinical activities related to our cardiovascular drug product candidates.

Throughout the term of our leases, we are responsible for paying certain variable lease costs, in addition to the rent, as specified in the lease, including a proportionate share of applicable taxes, operating expenses and utilities.

The following table contains a summary of the lease costs recognized under ASC
842
and other information pertaining to our operating leases for the three
and
nine
months ended
September 30, 2019:

	Three Months Ended September 30,	Nine Months Ended September 30,
(in thousands)	2019	2019

Operating lease cost	$212	$677
Variable lease cost	5	17
Total lease cost	$217	$694

Other Information
Operating cash flows used for operating leases	$227	$721
Operating lease liabilities arising from obtaining right-of-use assets	$232	$364
Weighted average remaining lease term (in years)	2.4	2.4
Weighted average incremental borrowing rate	9.00%	9.00%

Future minimum lease payments under our non-cancelable operating leases as of
September 30, 2019,
are as follows:

As of September 30,
(in thousands)	2019

2019 (excluding the nine months ended September 30, 2019)	$230
2020	849
2021	638
2022	179
2023	23
Thereafter	-
Total lease payments	1,919
Less imputed interest	(184)
Total operating lease liabilities at September 30, 2019	1,735